LOSS PER SHARE (Diluted) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Common Class A [Member] USD ($)	Dec. 31, 2013 Common Class A [Member] CNY	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2011 Common Class A [Member] CNY	Dec. 31, 2013 Common Class B [Member] USD ($)	Dec. 31, 2013 Common Class B [Member] CNY	Dec. 31, 2012 Common Class B [Member] CNY	Dec. 31, 2011 Common Class B [Member] CNY
Diluted loss per share:
Allocation of undistributed loss for diluted net income per Class A and Class B common share computation					$ (15,845)	(95,923)	(297,335)	(109,340)	$ (7,755)	(46,942)	(146,516)	(119,147)
Reallocation of undistributed loss as a result of conversion of Class B to Class A common shares					(7,755)	(46,942)	(146,516)	(119,147)
Net loss attributable to Class A and Class B common shareholders for computing diluted loss per Class A and Class B common share					$ (23,600)	(142,865)	(443,851)	(228,487)	$ (7,755)	(46,942)	(146,516)	(119,147)
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share					269,520,110	269,520,110	267,707,132	188,572,218	131,896,605	131,896,605	131,916,660	205,486,874
Conversion of Class B to Class A common shares					131,896,605	131,896,605	131,916,660	205,486,874
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share					401,416,715	401,416,715	399,623,792	394,059,092	131,896,605	131,896,605	131,916,660	205,486,874
Diluted loss per Class A and Class B common share	$ (0.06)	(0.36)	(1.11)	(0.58)	$ (0.06)	(0.36)	(1.11)	(0.58)	$ (0.06)	(0.36)	(1.11)	(0.58)